Note 3 - Business Combination (Details Textual) - CVie Investments [Member] $ in Millions	Dec. 31, 2018 USD ($)	Dec. 21, 2018 USD ($) shares
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares		5,418,686
Business Combination, Consideration Transferred, Total | $		$ 67.5
Indemnification Agreement, Shares Placed in Escrow (in shares) | shares		328,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual | $	$ 0.5
In Process Research and Development [Member]
Indefinite-lived Intangible Assets Acquired | $		$ 77.1
Warrants Issued for CVie Acquisition [Member]
Business Combination, Ratio of Warrants Received for Each Share of Common Stock and Certain Warrants		0.6148
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		987,722
Warrants and Rights Outstanding, Term (Year)		5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares		1
Warrants and Rights Outstanding | $		$ 12.5